DEBT (Details 2) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended				3 Months Ended				1 Months Ended				3 Months Ended							3 Months Ended		0 Months Ended	1 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Notes payable USD ($)	Dec. 31, 2010 Notes payable USD ($)	Mar. 31, 2012 7.5% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2012 7.5% Senior Subordinated Notes due 2015 EUR (€)	Mar. 31, 2010 7.5% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2010 7.5% Senior Subordinated Notes due 2015 EUR (€)	Sep. 30, 2011 7.5% Senior Subordinated Notes due 2015 USD ($)	Sep. 30, 2011 7.5% Senior Subordinated Notes due 2015 EUR (€)	Mar. 26, 2012 7.5% Senior Subordinated Notes due 2015	Mar. 17, 2010 7.5% Senior Subordinated Notes due 2015	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2012 6.875% Senior Subordinated Notes due 2013	Sep. 27, 2010 6.875% Senior Subordinated Notes due 2013	Mar. 17, 2010 6.875% Senior Subordinated Notes due 2013	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2013 EUR (€)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2013 USD ($)	Jul. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2015	Jan. 18, 2011 7.375% Senior Subordinated Notes due 2015	Dec. 31, 2010 Term loans USD ($)
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed										$ 86	€ 64	$ 81	€ 59	$ 17	€ 12			$ 177	€ 132	$ 253	€ 184	$ 94	€ 70	$ 19	€ 14				$ 17	€ 12	$ 75	$ 75	$ 100
Amount Paid (Excluding Accrued Interest)										87	65	81	59	17	12			183	137	259	189	96	71	19	14				17	12	77	77	102
Loss on early extinguishment of debt	$ 1	$ 2	$ 2	$ 5	$ 7	$ 37	$ 21	$ 30	$ 176	$ 1		$ 2						$ 7		$ 7		$ 2									$ 2	$ 2	$ 3			$ 7
Interest rate on long-term debt (as a percent)														7.50%	7.50%	7.50%	7.50%							6.875%	6.875%	6.875%	6.875%	6.875%	7.50%	7.50%	7.375%			7.375%	7.375%